Earnings Per Common Share (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Common Share
Net earnings	CAD 4,458.0	CAD 445.0
Dilutive impact of accounting for awards as equity settled	(1.0)	(1.0)
Net earnings - diluted	4,457.0	444.0
Net earnings attributable to common shareholders	4,458.0	434.0
Net earnings - diluted attributable to common shareholders	CAD 4,457.0	CAD 433.0
Weighted average number of common shares	1,661.0	1,610.0
Dilutive Securities:
Effect of share options	4.0	2.0
Weighted average number of diluted common shares	1,665.0	1,612.0
Net earnings - basic and diluted	CAD 2.68	CAD 0.28
Basic and diluted earnings per share attributable to common shareholders	CAD 2.68	CAD 0.27